[Transamerica Life Insurance Company Letterhead]

April 28, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen File Nos. 333-109579/811-21440 Post-Effective Amendment No. 16

Dear Commissioners:

On behalf of Transamerica Life Insurance Company and Transamerica Corporate Separate Account Sixteen (the “Account”), we are transmitting for filing a conformed electronic format copy of post-effective amendment number 16 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain variable adjustable life insurance policies ("Policies").  This filing has been marked to show changes from the last post-effective amendment for the Policy and includes fund information, minor clarifying or stylistic changes and other non-material updates and improvements.

This Amendment is filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.  As counsel, I represent that this amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that rule.

If you have any questions concerning this filing, please do not hesitate to call the undersigned at (319) 355-6115.

Very truly yours,

/S/  Karen J. Epp, Esq.
Karen J. Epp

Enclosures